Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2025		Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Schedule Of Accrued Expenses And Other Liabilities Abstract
Payroll payables	$ 271,265		$ 108,407		$ 0	$ 0
Accrued professional fees	82,100		52,219		0	2,204
Accrued audit fees	0		14,035		0	0
Reimbursable payables	2,159,978	[1]	516,645	[1]	0	0
Accrued expenses and other liabilities	$ 2,536,443		$ 691,306		$ 0	$ 2,204

[1]	Reimbursable payables primarily consist of expenses paid on behalf of due to Guangzhou 3E Network and Guangzhou Sanyi Network.